Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives
The cost of assets is depreciated using the straight-line method based on the following estimated useful lives:

Land improvements	10-40 years
Buildings	5-40 years
Rides, attractions and equipment	3-20 years
Animals	1-50 years